Leases (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lease [Abstract]
Right of use assets	¥ 1,600,000		¥ 1,800,000
Weighted average discount rate	7.00%
Weighted average remaining lease terms	1 year 9 months 18 days
Rent expense	¥ 4,225,631	$ 606,730	¥ 4,672,111	¥ 3,770,003
Operating leases term	1 year